Related party transactions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related party transactions
Assets	$ 926	$ 879
Liabilities	425	395
Assets, Current	518	370
Liability, Current	353	304
Assets, Long-term	408	509
Liabilities, Long-term	72	91
Current assets
Accounts receivable	134	288
Loans and advances to related parties	384	82
Non-current assets
Loans and advances to related parties	408	509
Current liabilities
Suppliers	146	280
Loans from related parties	207	24
Non-current liabilities
Liabilities, Long-term	72	91
Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS
Related party transactions
Assets	2	177
Liabilities	10	162
Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO
Related party transactions
Assets	2	1
Liabilities	175	13
Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO
Related party transactions
Liabilities	33	5
Baovale Mineracao S.A.
Related party transactions
Assets	14	8
Liabilities	28	20
Minas da Serra Geral S.A. (MSG)
Related party transactions
Liabilities	8	9
MRS Logistica S.A.
Related party transactions
Assets	44	50
Liabilities	45	20
Norsk Hydro ASA
Related party transactions
Assets	405	489
Liabilities	72	80
Samarco Mineracao S.A.
Related party transactions
Assets	213	47
Mitsui & CO, LTD
Related party transactions
Assets	22
Liabilities	46	37
Others
Related party transactions
Assets	224	107
Liabilities	$ 8	$ 49